Loans and financing	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
LOANS AND FINANCING	LOANS AND FINANCING
18.1 Accounting policies
Loans and financing are initially recognized at fair value less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method, with the exception of the embedded derivative contained in the convertible debentures, issued in November 2020, which is measured at fair value through profit or loss.
18.2 Movement of loans and financing

Description	Nominal rate p.a.	Maturity	December 31, 2020	Funding	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2021

In foreign currency - US$
Working capital
Senior notes - 2024	5.9%	Oct/24	2,076,310	—	—	—	(129,680)	127,437	156,163	6,680	2,236,910
Senior notes - 2026	7.3%	Jun/26	—	2,976,795	—	—	(122,803)	127,840	294,660	21,526	3,298,018
Other	1.0%	Jun/23	160,534	—	—	(170,547)	(1,110)	1,095	15,030	—	5,002

Convertible debentures(a)	6.0% to 7.5%	Oct/25	2,419,704	—	(829,213)	—	—	201,303	77,451	3,756	1,873,001

Aircraft and engines	3.0% to 6.0%	Mar/29	1,076,442	—	—	(37,029)	(85,543)	51,050	82,722	4,311	1,091,953
	Libor 3M + 2.6%	Mar/22	8,263	—	—	(7,525)	(178)	189	477	335	1,561

In local currency - R$
Working capital	CDI + 2.0% to 6.0%	Feb/24	709,668	46,478	—	(103,065)	(56,750)	47,180	—	188	643,699
	10.0%	Sep/25	43,443	—	—	(20,329)	(3,642)	3,730	—	—	23,202
	5.0%	Jun/21	10,846	—	—	(11,151)	(184)	159	—	330	—
	TJLP + 5.0%	Jun/21	12,524	—	—	(12,571)	(394)	441	—	—	—

Debentures	CDI + 3.0%	Dec/23	690,904	—	—	—	(16,000)	52,784	—	5,329	733,017

Aircraft and engines	6.0% to 7.3%	Mar/27	116,374	—	—	(32,606)	(5,901)	6,341	—	122	84,330
	Selic + 2.8% to 5.5%	May/25	35,502	—	—	(5,880)	(4,060)	2,436	—	40	28,038

Total in R$			7,360,514	3,023,273	(829,213)	(400,703)	(426,245)	621,985	626,503	42,617	10,018,731

Current liabilities			858,332								1,023,390
Non-current liabilities			6,502,182								8,995,341

Description	Nominal rate p.a.	Maturity	December 31, 2019	Funding	Variation of conversion right	Debt acknow- ledgment	Business combination - Azul Conecta	Payment of principal	Payment of interest	Interest incurred	Foreing exchanges variations	Amortized cost	December 31, 2020

In foreign currency - US$

Working capital	1% to 5.9%	Oct/24	1,727,882	4,682	—	—	—	(907)	(137,795)	132,033	504,766	6,183	2,236,844
Debentures	6.0% to 7.5%	Oct/25	—	1,702,155	755,354	—	—	—	—	25,116	(82,358)	19,437	2,419,704
Aircraft and engines	4.7% to 6.0% Libor 3M + 2.4% to 2.9% Libor 6M + 2%	Mar/29	896,232	—	—	—	—	(111,703)	(23,880)	54,178	268,404	1,474	1,084,705

In local currency - R$

Working capital	5.0% to 10.7% CDI + 2% to 6% TJLP + 5%	Dec/23	37,355	229,386	—	527,375	4,975	(58,746)	(3,366)	39,395	—	107	776,481
Debentures	CDI + 3% 6.0% to 6.5%	Dec/23	692,407	—	—	—	—	—	(18,459)	24,238	—	(7,282)	690,904
Aircraft and engines	Selic + 2.8% to 5.5% TJLP + 5%	May/25	164,280	—	—	—	11,565	(21,052)	(10,241)	7,649	—	(325)	151,876

Total in R$			3,518,156	1,936,223	755,354	527,375	16,540	(192,408)	(193,741)	282,609	690,812	19,594	7,360,514

Current			481,227										858,332
Non-current			3,036,929										6,502,182

(a)	The balance contains the conversion right in the amount of R$636,786 (as of December 31, 2020 – R$1,465,999).
18.3 Main loan and financing operations
18.3.1 Senior notes 2026
In June 2021, the subsidiary Azul Investments LLP concluded a gross fundraising abroad in the total amount of principal of US$600 million, equivalent to R$3,052,440, in line item “working capital”, denominated Senior Notes 2026, with a coupon of 7.25% per year, with semi-annual amortizations and maturity of the principal in June 2026. The Company incurred borrowing costs of R$75,645, which will be amortized over the contract term, as required by IFRS-9.The Company and its subsidiary Azul Linhas Aéreas Brasileiras S.A. will provide irrevocable, unconditional and full guarantee to honor the payment of their obligations related to the debt, and net proceeds from the issue will be used by the Company for corporate purposes in general.
18.3.2 Financing of aircraft and engines
The balance consists substantially of the financing of engine maintenance and the purchase of aircraft and engines.
Aiming to maintain a prudential and sustainable short-term liquidity position, on March 31, 2021, the Company concluded the renegotiation of its working capital obligation with the United States International Development Finance Corporation (“DFC”), which resulted in a new payment stream, where the short-term debt was extended and, therefore, transferred to long term. Such negotiation did not entail extinguishment of debt instruments, according IFRS-9.
18.3.3 Convertible debentures
On November 12, 2020, the Company concluded the public offering for the distribution of debentures convertible into first-issue preferred shares, with security interest and additional personal guarantee of the Company, with the following characteristics: total issue amount: (i) R$1,745,900; (ii) issue date: October 26, 2020; (iii) term and maturity date: 5 years from the date of issue, maturing therefore on October 26, 2025; (iv) conversion price: R$32.2649 per preferred share, resulting in an initial conversion premium of 27.50%, calculated on the VWAP (Volume Weighted Average Price) of 30 trading sessions of the reference share of R$25.3058.
The issuance of debentures is part of Azul's efforts to contain the economic impact of the COVID-19 pandemic on its operations and the Company expects to use the net proceeds obtained for working capital, expansion of its logistics activities and other strategic opportunities.
The debentures are redeemable, totally or partially, in cash at the Company's discretion at any time, after 36 months, if the last price reported for American Depositary Share (ADS) representing Azul's preferred share exceeds 130% of the conversion price for a specific period.
The debentures are guaranteed by the Company and its main operating subsidiary, ALAB, and are guaranteed by certain assets, including, but not limited to, intellectual property assets held by the guarantors and the TudoAzul frequent-flyer program, certain rights related to the right of use of the hangar and specific equipment necessary for maintenance of the hangar used by the Company and located at Viracopos airport.
As required by IFRS 9 - Financial Instruments, the conversion right was measured at fair value through profit or loss as it is an embedded derivative. Accordingly, during the year ended December 31, 2021, due to the devaluation of the Company’s shares, a gain of R$829,213 was recognized under the “Derivative financial instruments, net” line item (loss of R$755,354 in December, 31 2020).
18.3.4 Senior notes 2024
On October 19, 2017, the subsidiary Azul Investments LLP priced an offering of Senior Notes abroad, with total principal amount of US$400 million, due in 2024 and with a coupon of 5.8750% p.a. This transaction is part of the Company’s liability management strategy the proceeds will be used for refinancing debts and general corporate purposes.
18.3.5 Working capital in foreign currency
The balance is comprised substantially of contracts that will be used by the Company for general corporate purposes.
18.4 Schedule of amortization of long-term debt

	December 31,
Description	2021	2020

2022	—	743,137
2023	1,242,042	914,343
2024	2,417,304	2,264,451
2025	1,959,558	2,551,701
2026	3,357,741	13,990
After 2026	18,696	14,560
	8,995,341	6,502,182
18.5 Covenants
As of December 31, 2021, the Company has loans and financing subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

9th and 10th issue of debentures	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
Credit facility agreement (CFA)	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 5.5.	Quarterly/Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
The Company previously requested a waiver to the counterparties, and obtained it in 2021. Therefore, the related debt is still classified in these financial statements according to the contractual flow originally established.